PREPAID AND OTHER CURRENT ASSETS - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Ambow subsidiaries
Consideration from disposal receivable in cash	$ 4,000	$ 6,000
Ambow Subsidiaries | Discontinued Operations | Purchase Agreement
Ambow subsidiaries
Consideration from disposal received in cash	8,000
Consideration from disposal receivable in cash	$ 4,000